Annual Operating Expenses - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio - Select Consumer Staples Portfolio
Apr. 29, 2025
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.68%